Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 56,443,000	¥ 79,222,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	over 5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 857,862	1,130,522
Allowance for off-balance sheet instruments	¥ 27,688	30,911
Lending-related commitments which expire within one year, in approximate percentage	67.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	30.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%
Portion Syndicated out to Third Parties [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 499,000	455,800
Options Sold [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 819,739	¥ 1,090,921